Discontinued Operations - Reconciliation of the amounts of major classes of income and losses from discontinued operations (Details)	12 Months Ended
Jun. 30, 2022 USD ($)
OTHER INCOME (EXPENSES)
Net loss from discontinued operations	$ (30,933,269)
Discontinued Operations | Xiangtai BVI and Silanchi
Discontinued Operations
Total revenues	27,853,679
Total cost of revenues	26,689,473
Gross profit	1,164,206
OPERATING EXPENSES:
Selling	58,625
General and administrative	611,490
Provision for doubtful accounts	27,380,572
Total operating expenses	28,050,687
Loss from operations	(26,886,481)
OTHER INCOME (EXPENSES)
Interest income	494
Interest expense	(1,483,947)
Other finance expense	(2,677)
Other expense, net	(9,545)
Total other expense, net	(1,495,675)
Loss before income taxes	(28,382,156)
Income tax expense	2,551,113
Net loss from discontinued operations	(30,933,269)
Discontinued Operations | Xiangtai BVI and Silanchi | Farmers' market
Discontinued Operations
Total revenues	4,201,877
Total cost of revenues	4,189,686
Discontinued Operations | Xiangtai BVI and Silanchi | Feed raw materials
Discontinued Operations
Total revenues	23,651,802
Total cost of revenues	$ 22,499,787